Label	Element	Value
Aberdeen Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Global High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aberdeen Global High Income Fund (the “Global High Income Fund” or the “Fund”) seeks to maximize total return, principally through a high level of current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Global High Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 36 and 54 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 65 and 66 of the Fund’s Statement of Additional Information, respectively. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Global High Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Accordingly, “Other Expenses” have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have also been restated to reflect current estimated expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Predecessor Fund and do not include Acquired Fund Fees and Expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have also been restated to reflect current estimated expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Predecessor Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Global High Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Global High Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global High Income Fund seeks to achieve its goal by investing primarily in high income producing instruments, rated at the time of purchase below “BBB–” by Standard & Poor’s Rating Service (“S&P”), or below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”), or below a comparable rating by another nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality. The Fund may invest in securities rated in the lowest ratings category or in default (i.e., “junk bonds”). Although the Fund typically invests in high income debt securities, the Fund may also invest in investment grade debt.

The Fund normally invests in a diversified portfolio of high income producing securities. The strategy is primarily directed toward U.S. Dollar denominated debt rated below investment grade (i.e., “junk bonds”) and the Fund ordinarily invests at least 60% of its net assets in U.S. Dollar denominated securities. However, the Fund may purchase securities denominated in foreign currencies.

The Adviser examines the material risks of an investment across a spectrum of considerations including financial metrics, regional and national conditions, industry specific factors and ESG (Environmental, Social and Governance) risks. ESG considerations are fully integrated across all asset classes. Although ESG investing is not a principal strategy of the Fund, the Adviser considers and assesses how these issues are managed and mitigated as well as the opportunities they might create for the issuer. The Fund seeks to invest in securities of issuers that are expected to exhibit stable to improving credit characteristics based on industry trends, company positioning, and management strategy, taking into account the potential positive impact of any restructurings or other corporate reorganizations. In addition, the Fund may invest in U.S. and non-U.S. Dollar denominated securities issued by foreign public or private sector entities, including those based in the emerging markets.

The Fund may invest in debt securities of U.S. or foreign corporate issuers, the U.S. Government, foreign governments, municipalities, domestic or foreign governmental entities or supranational organizations, such as the International Bank for Reconstruction and Development (the World Bank). The Fund may purchase both sovereign debt that trades within the country in which it is issued and sovereign debt that is tradable outside of the country of issuance.

The Fund invests in fixed income securities, debt instruments convertible into common stock, preferred stock and swaps.

The Fund invests in financial instruments issued by corporations, banks, governments, government entities and supranational organizations.

The Fund ordinarily invests in no fewer than three different countries outside the U.S. Under normal market conditions, the Fund will invest at least 40% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. issuers. However, the Fund may invest a lesser amount of its assets in securities of non-U.S. issuers when market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its net assets plus any borrowings for investment purposes, in securities of non-U.S. issuers. An issuer is considered a non-U.S. issuer if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of, or has its principal office in, a country outside the U.S.;

●	the company has its principal securities trading market in a country outside the U.S.; and/or

●	the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside the U.S.

The Fund may invest in debt securities of any maturity. The Fund may invest in restricted securities and private placements including securities issued under Rule 144A and/or Regulation S (“Regulation S Securities”).

The Fund may invest in debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices. The Fund may invest in preferred stocks, asset-backed securities, debt instruments convertible into common stock, income trusts, and swaps. The Fund may invest in bank loans, which include floating and fixed-rate debt securities generally acquired as a participation interest in, or assignment of, a loan originated by a lender or financial institution. The Fund may invest in, enter into, or acquire participation in, delayed funding loans and revolving credit facilities.

The Fund may invest up to 20% of its net assets in global equity securities. The Fund may invest in equity warrants, index warrants, covered warrants, interest rate warrants and long term options of, or relating to, international issuers that trade on an exchange or over-the-counter (“OTC”).

To achieve its investment goal, the Fund uses derivatives under certain market conditions. The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. In complying with the minimum and maximum investment limitations set forth above, the Fund may include investments in derivatives with an underlying asset with economic characteristics similar to the investments included in such limitation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Global High Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. The following is a list of the principal risks of investing in the Fund (in alphabetical order after the first seven risks).

Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.

Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Fixed Income Securities Risk – Fixed income securities are subject to, among other risks, credit risk, extension risk, issuer risk, interest rate risk, market risk and prepayment risk.

High-Yield Bonds and Other Lower-Rated Securities Risk – The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Management Risk – The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. If the Fund incurs losses from foreign currencies or foreign currency hedge positions, the Fund’s distributions could constitute a return of capital to shareholders for federal income tax purposes.

Asset-Backed Securities Risk – Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Bank Loan Risk – There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. Bank loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments resulting in the proceeds from the sale of such loans not being readily available to make additional investments or to meet a Fund’s redemption obligations. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.

Credit Default Swap Risk – Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the Fund. Credit default swaps may in some cases be illiquid, and they may increase credit risk since the Fund may have exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited including, without limitation, as a result of general market conditions or Dodd-Frank and regulations thereunder, and these changes could adversely affect the Fund. Additionally, to the extent the Fund sells protection under credit default swap contracts, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap in the event of a default or similar event of the referenced debt obligation.

Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Derivatives Risk (including Options, Futures and Swaps) – Derivatives are speculative and may hurt the Fund’s performance. The potential benefits to be derived from the Fund’s options, futures and derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate.

Speculative Exposure Risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk – Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk – The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk – Derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Other Derivatives Risks – Fixed income derivatives are subject to interest rate risk. In addition, certain derivatives may be subject to illiquid securities risk, mispricing or valuation complexity, market risk and management risk. The Fund may need to sell portfolio securities at inopportune times to satisfy margin or payment obligations under derivatives investments. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Emerging Markets Risk – A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies, municipalities or governments in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Illiquid Securities Risk – Illiquid securities are assets that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the asset. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Illiquid securities risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

The Adviser employs procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of the Fund's portfolio holdings. These procedures and tests take into account the Fund's investment strategy and liquidity of portfolio investments during both normal and foreseeable stressed conditions, cash-flow projections during both normal and reasonable foreseeable stressed conditions, relevant market, trading and other factors, and monitor whether liquidity should be adjusted based on changed market conditions. These procedures and tests are designed to assist the Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable the Fund to ensure that it has sufficient liquidity to meet redemption requests.

Interest Rate Risk – The Fund's fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund's net assets. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

LIBOR Risk – The risk that potential changes related to the use of the London Interbank Offered Rate (‘‘LIBOR’’) could adversely affect financial instruments that reference LIBOR as a benchmark interest rate. While some instruments may contemplate a scenario when LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments provide for an alternative rate, and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR, especially those that do not have fallback provisions.

Private Placements and Other Restricted Securities Risk – Investments in private placements and other restricted securities, including Regulation S Securities and Rule 144A Securities, could have the effect of increasing the Fund’s level of illiquidity. Private placements and restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Sovereign Debt Risk – Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of a foreign government’s debt securities held by the Fund and impact an issuer’s ability and willingness to pay interest or repay principal when due. The Fund may have limited recourse to compel payment in the event of a default. A foreign government’s default on its debt securities may cause the value of securities held by the Fund to decline significantly. Sovereign debt risk is increased for emerging market issuers. The Fund may also invest in obligations issued or guaranteed by supranational entities, such as the World Bank. Supranational entities have no taxing authority and are dependent on their members for payments of interest and principal. If one or more members of a supranational entity fails to make necessary contributions, the entity may be unable to pay interest or repay principal on its debt securities. Political changes in principal donor nations may unexpectedly disrupt the finances of supranational entities.

Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Variable and Floating Rate Securities Risk – For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. Variable rate demand obligations (“VRDOs”) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the bank or financial institution is unable to pay, the Fund may lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below can help you evaluate potential risks of the Global High Income Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The table compares the Fund’s average annual total returns to the returns of the ICE BofA Merrill Lynch Global High Yield Constrained Index (hedged), a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.aberdeenstandard.com/en-us/us/investor/fund-centre#literature or call 866-667-9231.

The returns presented for the Fund reflect the performance of the Predecessor Fund (defined above). As the result of a reorganization that is expected to close in the fourth quarter of 2021, in which the Fund will acquire all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund will adopt the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not the differences in the expenses applicable to the respective classes of the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Global High Income Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.aberdeenstandard.com/en-us/us/investor/fund-centre#literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares of the Fund (Years Ended Dec. 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-Date Return of the Target Fund as of June 30, 2021: 3.25% Highest Return: 12.44% - 2nd quarter 2020 Lowest Return: -15.45% - 1st quarter 2020
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.45%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns of the Target Fund as of December 31, 2020
Aberdeen Global High Income Fund | ICE BofA Merrill Lynch Global High Yield Constrained Index (hedged) (reflects no deductions for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.08%
Aberdeen Global High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[5]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.02%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 401
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	671
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,834
Annual Return 2011	rr_AnnualReturn2011	(0.17%)
Annual Return 2012	rr_AnnualReturn2012	15.17%
Annual Return 2013	rr_AnnualReturn2013	9.42%
Annual Return 2014	rr_AnnualReturn2014	0.31%
Annual Return 2015	rr_AnnualReturn2015	(8.73%)
Annual Return 2016	rr_AnnualReturn2016	9.02%
Annual Return 2017	rr_AnnualReturn2017	9.14%
Annual Return 2018	rr_AnnualReturn2018	(4.11%)
Annual Return 2019	rr_AnnualReturn2019	14.32%
Annual Return 2020	rr_AnnualReturn2020	5.32%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2002
Aberdeen Global High Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.82%
Aberdeen Global High Income Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.24%
Aberdeen Global High Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[5]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2003

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.
[3]	It is anticipated that the Fund will acquire all of the assets and liabilities of a corresponding fund of the same name (the “Predecessor Fund”), a series of Aberdeen Investment Funds, in connection with a reorganization that is expected to close in the fourth quarter of 2021. The Predecessor Fund operated as a series of Aberdeen Investment Funds prior to the closing of the reorganization. Accordingly, “Other Expenses” have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have also been restated to reflect current estimated expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Predecessor Fund and do not include Acquired Fund Fees and Expenses.
[4]	“Acquired Fund Fees and Expenses” are incurred indirectly by the Fund as a result of its investments in one or more funds, including exchange traded funds (ETFs), and these fees and expenses are not subject to the Fund’s fee waiver/expense reimbursement contract.
[5]	Aberdeen Funds (the “Trust”) and Aberdeen Standard Investments Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.75% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2023 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, and Rule 12b-1 fees for Class A shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.